CONSOLIDATED STATEMENTS OF CASH FLOWs (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash Flows from Operating Activities:
Net loss	$ (6,456,541)	$ (3,060,160)
Adjustments to reconcile net loss to net cash used by operating activities:
Stock based compensation		486,166
Stock issued for services	1,009,480	329,994
Stock issued for services – related party	61,000
Debt discount amortization	2,953,540	30,000
Loss on issuance of debt	2,676,526	195,482
Change in fair value of derivative	(2,174,421)
Gain on conversion of debt	(881,660)
Gain on extinguishment of debt	(17,500)
Changes in operating assets and liabilities:
Prepaid	(230,754)	(92,033)
Accounts receivable	(160,736)
Accounts payable	(152,808)	11,248
Accruals	164,385	140,262
Accrued compensation	(202,619)	112,230
Net cash used by operating activities	(3,412,108)	(1,846,811)
Cash Flows from Investing Activities:
Purchase of 51% interest in Clean-Seas Morocco, LLC	(2,000,000)
Purchase of property and equipment		(54,713)
Net cash used by investing activities	(2,000,000)	(54,713)
Cash Flows from Financing Activities:
Cash overdraft acquired in acquisition	(11,093)
Proceeds from convertible notes payable	4,809,500	300,000
Payments-convertible notes payable	(270,000)
Proceeds from the sale of common stock	533,000	600,000
Proceeds from notes payable - related party	5,000	45,140
Repayment of related party loans	(32,910)	(100)
Proceeds from notes payable	42,500	131,436
Proceeds from long term note payable	1,750,000
Payments - notes payable	(72,780)	(14,402)
Net cash provided by financing activities	6,753,217	1,062,074
Net change in cash	1,341,109	(839,450)
Effects of currency translation	(33,462)	6,622
Cash at beginning of period	10,777	835,657
Cash at end of period	1,318,424	2,829
Supplemental schedule of cash flow information:
Interest paid
Income taxes
Supplemental non-cash disclosure:
Common stock issued for conversion of debt	2,538,174
Common stock issued for prepaid services		111,000
Note payable issued for acquisition	$ 4,500,000